Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	647,740,517.33	29,374
Yield Supplement Overcollateralization Amount 06/30/25	44,263,490.97	0
Receivables Balance 06/30/25	692,004,008.30	29,374
Principal Payments	30,844,942.43	709
Defaulted Receivables	1,014,619.79	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	41,387,309.82	0
Pool Balance at 07/31/25	618,757,136.26	28,626

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.13%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	11,162,769.55	363
Past Due 61-90 days	2,836,418.60	101
Past Due 91-120 days	944,119.76	31
Past Due 121+ days	0.00	0
Total	14,943,307.91	495

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	762,656.95
Aggregate Net Losses/(Gains) - July 2025	251,962.84
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.51%
Second Prior Net Losses/(Gains) Ratio	0.28%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	7,115,707.07
Actual Overcollateralization	7,115,707.07
Weighted Average Contract Rate	6.59%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	44.83

Flow of Funds	$ Amount
Collections	35,357,003.85
Investment Earnings on Cash Accounts	23,398.39
Servicing Fee	(576,670.01)
Transfer to Collection Account	-
Available Funds	34,803,732.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,370,937.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,094,365.12
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,115,707.07
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,544,735.16

Total Distributions of Available Funds	34,803,732.23

Servicing Fee	576,670.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	640,291,501.38
Principal Paid	28,650,072.19
Note Balance @ 08/15/25	611,641,429.19

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	25,213,046.15
Principal Paid	11,496,710.68
Note Balance @ 08/15/25	13,716,335.47
Note Factor @ 08/15/25	7.8711899%

Class A-2b
Note Balance @ 07/15/25	37,618,455.23
Principal Paid	17,153,361.51
Note Balance @ 08/15/25	20,465,093.72
Note Factor @ 08/15/25	7.8711899%

Class A-3
Note Balance @ 07/15/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	434,260,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-4
Note Balance @ 07/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	87,890,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	36,870,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	18,440,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,608,924.88
Total Principal Paid	28,650,072.19
Total Paid	31,258,997.07

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	106,104.90
Principal Paid	11,496,710.68
Total Paid to A-2a Holders	11,602,815.58

Class A-2b
SOFR Rate	4.33962%
Coupon	4.67962%
Interest Paid	151,590.06
Principal Paid	17,153,361.51
Total Paid to A-2b Holders	17,304,951.57

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1279627
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3683563
Total Distribution Amount	25.4963190

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6088884
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.9744673
Total A-2a Distribution Amount	66.5833557

A-2b Interest Distribution Amount	0.5830387
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.9744673
Total A-2b Distribution Amount	66.5575060

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	108.00
Noteholders' Third Priority Principal Distributable Amount	643.63
Noteholders' Principal Distributable Amount	248.37

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	3,072,738.16
Investment Earnings	11,097.12
Investment Earnings Paid	(11,097.12)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16